Cover	Jul. 06, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 06, 2026
Entity File Number	001-43277
Entity Registrant Name	BOOST RUN INC.
Entity Central Index Key	0002090646
Entity Tax Identification Number	39-4824850
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5 Revere Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Northbrook
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60062
City Area Code	(847)
Local Phone Number	489-3367
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Common Stock, $0.0001 par value per share
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	BRUN
Security Exchange Name	NASDAQ
Warrants, each whole warrant is exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant is exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	BRUNW
Security Exchange Name	NASDAQ